Derivative Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative assets, fair value
Total derivative assets before netting	$ 28,898,000	$ 28,381,000
Netting	(7,358,000)	(1,091,000)
Total derivative assets	21,540,000	27,290,000
Derivative liabilities, fair value
Total derivative liabilities before netting	9,249,000	2,294,000
Netting	(6,787,000)	(1,785,000)
Total derivative liabilities	2,462,000	509,000
Change in fair value of mortgage loans held for sale at fair value
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Net gains (losses) on derivative financial instruments	110,300,000	68,000,000	3,500,000
Amortization, impairment and changes in estimated fair value of mortgage servicing rights
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Net gains (losses) on derivative financial instruments	1,300,000	1,300,000
Not designated as hedging instrument
Derivative assets, fair value
Total derivative assets before netting	28,898,000	28,381,000
Netting	(7,358,000)	(1,091,000)
Total derivative assets	21,540,000	27,290,000
Derivative liabilities, fair value
Total derivative liabilities before netting	9,249,000	2,294,000
Netting	(6,787,000)	(1,785,000)
Total derivative liabilities	2,462,000	509,000
Not designated as hedging instrument | Interest rate lock commitments
Derivative Instruments
Notional amount	971,783,000	1,576,174,000
Derivative assets, fair value
Total derivative assets before netting	8,964,000	23,951,000
Derivative liabilities, fair value
Total derivative liabilities before netting	2,203,000	11,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance end of period	971,783,000	1,576,174,000
Not designated as hedging instrument | Forward contracts | Purchases
Derivative Instruments
Notional amount	1,418,527,000	1,021,981,000	130,900,000
Derivative assets, fair value
Total derivative assets before netting	416,000	1,645,000
Derivative liabilities, fair value
Total derivative liabilities before netting	6,542,000	389,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period	1,021,981,000	130,900,000	2,908,000
Additions	43,449,699,000	19,425,777,000	978,395,000
Dispositions/expirations	(43,053,153,000)	(18,534,696,000)	(850,403,000)
Balance end of period	1,418,527,000	1,021,981,000	130,900,000
Not designated as hedging instrument | Forward contracts | Sales
Derivative Instruments
Notional amount	2,659,000,000	2,621,948,000	510,569,000
Derivative assets, fair value
Total derivative assets before netting	18,762,000	1,818,000
Derivative liabilities, fair value
Total derivative liabilities before netting	504,000	1,894,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period	2,621,948,000	510,569,000	27,700,000
Additions	63,655,600,000	29,394,503,000	1,975,563,000
Dispositions/expirations	(63,618,548,000)	(27,283,124,000)	(1,492,694,000)
Balance end of period	2,659,000,000	2,621,948,000	510,569,000
Not designated as hedging instrument | MBS put options
Derivative Instruments
Notional amount	185,000,000	500,000,000	29,000,000
Derivative assets, fair value
Total derivative assets before netting	665,000	967,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period	500,000,000	29,000,000
Additions	2,520,000,000	2,098,000,000	68,000,000
Dispositions/expirations	(2,835,000,000)	(1,627,000,000)	(39,000,000)
Balance end of period	185,000,000	500,000,000	29,000,000
Not designated as hedging instrument | MBS call options
Derivative Instruments
Notional amount	105,000,000		3,000,000
Derivative assets, fair value
Total derivative assets before netting	91,000
Activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value
Balance at beginning of period		3,000,000	2,000,000
Additions	2,205,000,000	85,000,000	37,500,000
Dispositions/expirations	(2,100,000,000)	(88,000,000)	(36,500,000)
Balance end of period	$ 105,000,000		$ 3,000,000